Schedule of investments
Delaware Covered Call Strategy Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 100.85%♦
Communication Services — 8.30%
Alphabet Class A ~, †	2,800	$ 8,111,712
Meta Platforms Class A ~, †	8,500	2,858,975
		10,970,687
Consumer Discretionary — 16.21%
Amazon.com ~, †	1,000	3,334,340
Booking Holdings ~, †	2,100	5,038,383
Home Depot ~	14,900	6,183,649
Tesla ~, †	3,300	3,487,374
Whirlpool ~	14,400	3,379,104
		21,422,850
Consumer Staples — 4.60%
Costco Wholesale ~	10,700	6,074,390
		6,074,390
Energy — 4.93%
Chevron ~	27,600	3,238,860
Exxon Mobil ~	53,600	3,279,784
		6,518,644
Financials — 9.25%
Bank of America ~	95,200	4,235,448
BlackRock ~	6,100	5,584,916
JPMorgan Chase & Co. ~	15,200	2,406,920
		12,227,284
Healthcare — 7.86%
Bristol-Myers Squibb ~	26,300	1,639,805
Medtronic ~	39,400	4,075,930
UnitedHealth Group ~	9,300	4,669,902
		10,385,637
Industrials — 9.74%
Honeywell International ~	11,900	2,481,269
Lockheed Martin ~	6,300	2,239,083
Raytheon Technologies ~	24,900	2,142,894
Southwest Airlines ~, †	62,100	2,660,364
Union Pacific ~	13,300	3,350,669
		12,874,279
Information Technology — 31.85%
Apple ~	71,100	12,625,227
Broadcom ~	9,600	6,387,936
Mastercard Class A ~	11,800	4,239,976
Microsoft ~	34,300	11,535,776
Texas Instruments ~	30,700	5,786,029
Visa Class A ~	7,000	1,516,970
		42,091,914
Materials — 4.07%
PPG Industries ~	31,200	5,380,128
		5,380,128
	Number of shares	Value (US $)
Common Stock♦ (continued)
Utilities — 4.04%
NextEra Energy ~	57,200	$ 5,340,192
		5,340,192
Total Common Stock (cost $80,703,508)		133,286,005

Short-Term Investments — 2.37%
Money Market Mutual Funds — 2.37%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	782,020	782,020
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	782,021	782,021
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	782,021	782,021
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	782,021	782,021
Total Short-Term Investments (cost $3,128,083)		3,128,083
Total Value of Securities Before Options Written—103.22% (cost $83,831,591)		136,414,088
	Number of contracts
Options Written — (3.08%)
Equity Call Options — (3.08%)
Alphabet, strike price $3,070, expiration date 1/21/22, notional amount $(8,596,000)	(28)	(17,500)
Amazon.com, strike price $3,430, expiration date 2/18/22, notional amount $(3,430,000)	(10)	(102,125)
Apple, strike price $165, expiration date 1/21/22, notional amount $(11,731,500)	(711)	(965,182)
Bank of America, strike price $45, expiration date 2/18/22, notional amount $(2,236,500)	(497)	(75,295)
NQ-QCV [12/21] 2/22 (2025798)    1

Schedule of investments
Delaware Covered Call Strategy Fund (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Bank of America, strike price $50, expiration date 1/21/22, notional amount $(2,275,000)	(455)	$ (2,958)
BlackRock, strike price $1,000, expiration date 1/21/22, notional amount $(6,100,000)	(61)	(6,100)
Booking Holdings, strike price $2,800, expiration date 1/21/22, notional amount $(5,880,000)	(21)	(4,830)
Bristol-Myers Squibb, strike price $65, expiration date 2/18/22, notional amount $(1,709,500)	(263)	(19,199)
Broadcom, strike price $630, expiration date 3/18/22, notional amount $(6,048,000)	(96)	(535,680)
Chevron, strike price $120, expiration date 2/18/22, notional amount $(3,312,000)	(276)	(72,726)
Costco Wholesale, strike price $560, expiration date 3/18/22, notional amount $(5,992,000)	(107)	(293,715)
Exxon Mobil, strike price $62.50, expiration date 2/18/22, notional amount $(3,350,000)	(536)	(80,400)
Home Depot, strike price $425, expiration date 2/18/22, notional amount $(6,332,500)	(149)	(122,180)
Honeywell International, strike price $240, expiration date 1/21/22, notional amount $(2,856,000)	(119)	(595)
JPMorgan Chase & Co., strike price $170, expiration date 1/21/22, notional amount $(2,584,000)	(152)	(4,028)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Lockheed Martin, strike price $350, expiration date 1/21/22, notional amount $(2,205,000)	(63)	$ (55,125)
Mastercard, strike price $350, expiration date 3/18/22, notional amount $(4,130,000)	(118)	(275,235)
Medtronic, strike price $120, expiration date 2/18/22, notional amount $(4,728,000)	(394)	(5,122)
Meta Platforms, strike price $360, expiration date 1/21/22, notional amount $(3,060,000)	(85)	(15,683)
Microsoft, strike price $330, expiration date 3/18/22, notional amount $(6,171,000)	(187)	(353,430)
Microsoft, strike price $350, expiration date 1/21/22, notional amount $(5,460,000)	(156)	(26,598)
NextEra Energy, strike price $90, expiration date 1/21/22, notional amount $(5,148,000)	(572)	(225,940)
PPG Industries, strike price $170, expiration date 2/18/22, notional amount $(5,304,000)	(312)	(213,720)
Raytheon Technologies, strike price $95, expiration date 1/21/22, notional amount $(2,365,500)	(249)	(747)
Southwest Airlines, strike price $55, expiration date 1/21/22, notional amount $(3,415,500)	(621)	(932)
Tesla, strike price $1,020, expiration date 1/21/22, notional amount $(3,366,000)	(33)	(257,647)

2    NQ-QCV [12/21] 2/22 (2025798)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Texas Instruments, strike price $200, expiration date 1/21/22, notional amount $(6,140,000)	(307)	$ (15,197)
Union Pacific, strike price $250, expiration date 1/21/22, notional amount $(3,325,000)	(133)	(84,455)
UnitedHealth Group, strike price $500, expiration date 3/18/22, notional amount $(4,650,000)	(93)	(209,715)
Visa, strike price $230, expiration date 1/21/22, notional amount $(1,610,000)	(70)	(4,235)
Whirlpool, strike price $250, expiration date 1/21/22, notional amount $(3,600,000)	(144)	(15,480)
Total Options Written (premium received $4,020,928)		$(4,061,774)

Liabilities Net of Receivables and Other Assets—(0.14%)		(188,974)
Net Assets Applicable to 9,465,780 Shares Outstanding—100.00%		$132,163,340
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

NQ-QCV [12/21] 2/22 (2025798)    3